UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                 -------------------------

 Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Russell B. Faucett
            -------------------------------------------------
 Address:   2001 Wilshire Blvd., Suite 401
            -------------------------------------------------
            Santa Monica, California 90403
            -------------------------------------------------

            -------------------------------------------------

 Form 13F File Number:  28 -
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Russell B. Faucett
              -----------------------------------------------
 Title:
              -----------------------------------------------
 Phone:       (310) 264-4844
              -----------------------------------------------

Signature, Place, and Date of Signing:


   /s/ Russell B. Faucett      Santa Monica, California     January 30, 2007
 -------------------------    --------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one):

 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number         Name

 28 -
     ----------------------   ---------------------------------------
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

 Report Summary:
 Number of Other Included Managers:                0
                                         ---------------------

 Form 13F Information Table Entry Total:          28
                                         ---------------------

 Form 13F Information Table Value Total:        82,926
                                         ---------------------
                                              (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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




------------------------------------------------------------------------------------------------------------------------------------
     Column 1           Column 2     Column 3    Column 4               Column 5           Column 6              Column 7
------------------------------------------------------------------------------------------------------------------------------------
                                                               SHRS                                           Voting Authority
                        TITLE OF                              OR PRN      SH/     PUT/    INVESTMENT          ----------------
  NAME OF ISSUER         CLASS        CUSIP        VALUE        AMT       PRN     CALL    DISCRETION   SOLE        SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ANALEX                   COM         032653107     419,890      199,000    SH               Sole      199,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED SIGNAL
TECHNOLOGY               COM         038237103   2,052,760      146,000    SH               Sole      146,000
------------------------------------------------------------------------------------------------------------------------------------

ARGON ST                 COM         040149106   2,132,460       99,000    SH               Sole       99,000
------------------------------------------------------------------------------------------------------------------------------------

AVID TECHNOLOGY          COM         05367P100   1,080,540       29,000    SH               Sole       29,000
------------------------------------------------------------------------------------------------------------------------------------
CADENCE DESIGN
SYSTEMS                  COM         127387108     985,050       55,000    SH               Sole       55,000
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MICRO
DEVICES                  COM         130439102   3,285,000      750,000    SH               Sole      750,000
------------------------------------------------------------------------------------------------------------------------------------

CARREKER                 COM         144433109   2,406,600      315,000    SH               Sole      315,000
------------------------------------------------------------------------------------------------------------------------------------
DITECH
COMMUNICATIONS           COM         25500T108   2,809,520      406,000    SH               Sole      406,000
------------------------------------------------------------------------------------------------------------------------------------

EXPONENT                 COM         30214U102   6,717,600      360,000    SH               Sole      360,000
------------------------------------------------------------------------------------------------------------------------------------
HERCULES
TECHNOLOGY               COM          47096508   4,275,000      300,000    SH               Sole      300,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES RUSSELL 2000
INDEX FUND               COM         464287655   6,008,310       77,000    SH               Sole       77,000
------------------------------------------------------------------------------------------------------------------------------------

INDUS INTERNATIONAL      COM         45578L100   3,695,250      975,000    SH               Sole      975,000
------------------------------------------------------------------------------------------------------------------------------------

INTEL                    COM         458140100   1,113,750       55,000    SH               Sole       55,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
BUSINESS MACHINES        COM         459200101   1,457,250       15,000    SH               Sole       15,000
------------------------------------------------------------------------------------------------------------------------------------

LECG                     COM         523234102   1,090,320       59,000    SH               Sole       59,000
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     Column 1           Column 2     Column 3    Column 4               Column 5           Column 6              Column 7
------------------------------------------------------------------------------------------------------------------------------------
                                                               SHRS                                           Voting Authority
                        TITLE OF                              OR PRN      SH/     PUT/    INVESTMENT          ----------------
  NAME OF ISSUER         CLASS        CUSIP        VALUE        AMT       PRN     CALL    DISCRETION   SOLE        SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------


LTX                      COM         502392103   4,681,600      836,000    SH               Sole      836,000
------------------------------------------------------------------------------------------------------------------------------------

LECROY                   COM         52324W109   4,005,480      348,000    SH               Sole      348,000
------------------------------------------------------------------------------------------------------------------------------------

MICROSOFT                COM         594918104   1,313,840       44,000    SH               Sole       44,000
------------------------------------------------------------------------------------------------------------------------------------
OMNIVISION
TECHNOLOGIES             COM         682128103   4,545,450      333,000    SH               Sole      333,000
------------------------------------------------------------------------------------------------------------------------------------
PINNACLE
ENTERTAINMENT            COM         723456109   4,606,460      139,000    SH               Sole      139,000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX ETF TRUST S&P
500 UNWEIGHTED           COM         78355W106   7,290,360      154,000    SH               Sole      154,000
------------------------------------------------------------------------------------------------------------------------------------

SYS                      COM         785070103   1,981,539      843,208    SH               Sole      843,208

------------------------------------------------------------------------------------------------------------------------------------
STANDARD & POORS
400 MID-CAP DEP
RECEIPTS                 COM         595635103   3,219,700       22,000    SH               Sole       22,000
------------------------------------------------------------------------------------------------------------------------------------

TEMPUR-PEDIC             COM         88023U101   1,943,700       95,000    SH               Sole       95,000
------------------------------------------------------------------------------------------------------------------------------------

TRINITY BIOTECH PLC      COM         896438306   1,414,050      165,000    SH               Sole      165,000
------------------------------------------------------------------------------------------------------------------------------------
VERI-TEK
INTERNATIONAL            COM         92342X101   2,639,437      495,000    SH               Sole      495,000
------------------------------------------------------------------------------------------------------------------------------------

VIMICRO INT'L            COM         92718N109   2,764,200      271,000    SH               Sole      271,000
------------------------------------------------------------------------------------------------------------------------------------

VIRAGE LOGIC             COM         92763R104   2,991,380      322,000    SH               Sole      322,000
------------------------------------------------------------------------------------------------------------------------------------


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